Other current assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and restricted deposits	$ 1,366	$ 1,531
Prepaid expenses and deposits	14,149	20,478
Commission asset	12,160	8,959
Contract asset and other	9,330	4,567
Other current assets	$ 37,005	$ 35,535